Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 24:  RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company has granted loans to certain directors, executive officers and their affiliates (collectively referred to as “related parties”).  These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated parties and do not involve more than normal risk of collectability.

The following represents the activity associated with loans to related parties during the year ended December 31, 2019:

(In thousands)
Balance at the beginning of the year	$10,512
Originations and Officer additions	1,685
Principal payments and Officer removals	(3,425)
Balance at the end of the year	$8,772

Deposits of related parties at December 31, 2019 and December 31, 2018 were $4.5 million and $3.9 million, respectively.